Finance Costs And Income - Summary of finance costs and income (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Finance Costs [Abstract]
Short and long-term borrowings	[1]	$ 152,005	$ 46,009
Interest on lease liability		6,789	3,398
Total finance costs		158,794	49,407
Finance Income
Interest income		32,402	10,484
Net finance costs		$ 126,392	$ 38,923

[1]	Finance costs on short- and long-term borrowings relate primarily to interest on the Company’s Revolving Credit Facility, Term Loan and Notes. Refer to Note 20 “Long-Term Debt” for more information on interest rates on the Revolving Credit Facility, Term Loan and Notes.